CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summery of Carrying Values of Financial Instruments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 165
Equity Securities with Readily Determinable Fair Values
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	165
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	165
Level 1 | Equity Securities with Readily Determinable Fair Values
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 165